UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:

Date of reporting period:	May 31, 2007
August 31

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2007

1.797921.103

ABAL-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.1%
Gentex Corp.	42,100	$ 747
The Goodyear Tire & Rubber Co. (a)	29,400	1,043
		1,790
Automobiles - 0.1%
Coachmen Industries, Inc.	47,900	492
Winnebago Industries, Inc.	19,258	597
		1,089
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	17,044	818
Carriage Services, Inc. Class A	56,600	432
H&R Block, Inc.	44,300	1,049
Service Corp. International	119,200	1,666
Stewart Enterprises, Inc. Class A	105,902	820
		4,785
Hotels, Restaurants & Leisure - 0.9%
Applebee's International, Inc.	39,100	1,024
Aristocrat Leisure Ltd.	50,800	648
Gaylord Entertainment Co. (a)	4,800	270
Greek Organization of Football Prognostics SA	19,900	760
McDonald's Corp.	105,700	5,343
MTR Gaming Group, Inc. (a)	10,125	160
OSI Restaurant Partners, Inc.	25,700	1,046
Royal Caribbean Cruises Ltd.	14,800	644
Ruth's Chris Steak House, Inc. (a)	1,300	24
Six Flags, Inc.	26,800	166
Starbucks Corp. (a)	21,442	618
Starwood Hotels & Resorts Worldwide, Inc.	5,100	368
Vail Resorts, Inc. (a)	17,000	1,019
WMS Industries, Inc. (a)	34,600	1,466
		13,556
Household Durables - 0.6%
Beazer Homes USA, Inc.	43,600	1,560
Centex Corp.	20,200	977
D.R. Horton, Inc.	10,500	245
Furniture Brands International, Inc.	38,000	551
Hovnanian Enterprises, Inc. Class A	28,300	715
La-Z-Boy, Inc.	59,400	699
Snap-On, Inc.	11,700	633
Standard Pacific Corp.	20,400	435
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	15,600	$ 986
Whirlpool Corp.	17,100	1,909
		8,710
Internet & Catalog Retail - 0.1%
Liberty Media Holding Corp. - Interactive Series A (a)	28,900	700
Leisure Equipment & Products - 0.3%
Brunswick Corp.	6,100	210
Callaway Golf Co.	61,626	1,120
Eastman Kodak Co.	54,300	1,377
MarineMax, Inc. (a)	38,200	794
Polaris Industries, Inc.	1,500	83
		3,584
Media - 1.7%
Cinemark Holdings, Inc. (a)	12,600	244
Clear Channel Outdoor Holding, Inc. Class A (a)	39,600	1,151
Comcast Corp. Class A (special) (non-vtg.) (a)	44,300	1,204
DreamWorks Animation SKG, Inc. Class A (a)	31,100	929
E.W. Scripps Co. Class A	7,100	324
EchoStar Communications Corp. Class A (a)	20,513	945
Getty Images, Inc. (a)	22,900	1,146
Lamar Advertising Co. Class A	21,600	1,415
Liberty Global, Inc. Class A (a)	28,500	1,094
Live Nation, Inc. (a)	180,587	4,045
McGraw-Hill Companies, Inc.	17,800	1,252
Naspers Ltd. Class N sponsored ADR	27,700	723
R.H. Donnelley Corp.	13,500	1,052
Radio One, Inc. Class D (non-vtg.) (a)	20,400	153
Regal Entertainment Group Class A	31,500	721
Time Warner, Inc.	314,600	6,723
Valassis Communications, Inc. (a)	60,640	1,086
Virgin Media, Inc.	22,986	596
		24,803
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	60,700	2,043
Federated Department Stores, Inc.	30,600	1,222
JCPenney Co., Inc.	13,600	1,095
Retail Ventures, Inc. (a)	47,000	911
Sears Holdings Corp. (a)	10,500	1,890
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	21,000	$ 1,311
Tuesday Morning Corp.	54,614	761
		9,233
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	6,300	261
AnnTaylor Stores Corp. (a)	13,400	524
Best Buy Co., Inc.	5,100	246
Build-A-Bear Workshop, Inc. (a)(e)	34,900	1,044
Christopher & Banks Corp.	7,700	145
Circuit City Stores, Inc.	4,600	74
Coldwater Creek, Inc. (a)	12,800	318
DCM Japan Holdings Co. Ltd.	73,620	595
Gamestop Corp. Class A (a)	53,700	1,986
Group 1 Automotive, Inc.	10,700	452
Gymboree Corp. (a)	2,100	94
Hibbett Sports, Inc. (a)	25,802	722
Home Depot, Inc.	30,300	1,178
OfficeMax, Inc.	28,000	1,257
Pacific Sunwear of California, Inc. (a)	46,900	933
PETsMART, Inc.	40,777	1,395
RadioShack Corp.	30,000	1,024
Staples, Inc.	72,240	1,810
The Men's Wearhouse, Inc.	16,200	864
TJX Companies, Inc.	23,200	649
Tween Brands, Inc. (a)	2,500	109
		15,680
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	16,600	1,060
TOTAL CONSUMER DISCRETIONARY		84,990
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	11,973	495
Cott Corp. (a)	29,844	479
Fomento Economico Mexicano SA de CV sponsored ADR	24,600	980
Remy Cointreau SA	7,400	536
		2,490
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	94,838	3,655
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Performance Food Group Co. (a)	14,900	$ 529
Rite Aid Corp.	178,000	1,125
SUPERVALU, Inc.	4,000	191
Sysco Corp.	33,700	1,116
Wal-Mart Stores, Inc.	68,100	3,242
Walgreen Co.	23,900	1,079
Winn-Dixie Stores, Inc. (a)(e)	116,717	3,653
		14,590
Food Products - 1.0%
BioMar Holding AS	4,050	241
Bunge Ltd.	15,900	1,242
Cermaq ASA	53,500	918
Chiquita Brands International, Inc.	54,500	1,000
Corn Products International, Inc.	55,400	2,273
Global Bio-Chem Technology Group Co. Ltd.	968,000	378
Koninklijke Numico NV	12,300	612
Leroy Seafood Group ASA	19,800	424
Marine Harvest ASA (a)	1,339,000	1,483
Nestle SA (Reg.)	2,642	1,030
Ralcorp Holdings, Inc. (a)	29,900	1,739
Smithfield Foods, Inc. (a)	24,500	787
Tyson Foods, Inc. Class A	74,400	1,658
		13,785
Household Products - 0.8%
Central Garden & Pet Co. (a)	61,955	889
Central Garden & Pet Co. Class A (non-vtg.) (a)	80,107	1,067
Procter & Gamble Co.	161,373	10,255
		12,211
Personal Products - 0.3%
Avon Products, Inc.	80,200	3,079
Playtex Products, Inc. (a)	62,200	927
		4,006
Tobacco - 0.8%
Altria Group, Inc.	140,920	10,019
British American Tobacco PLC	18,000	613
Japan Tobacco, Inc.	246	1,281
		11,913
TOTAL CONSUMER STAPLES		58,995
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.3%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	42,500	$ 3,505
Cameron International Corp. (a)	37,150	2,634
Expro International Group PLC	10,100	184
GlobalSantaFe Corp.	18,100	1,236
Grant Prideco, Inc. (a)	54,300	3,084
Halliburton Co.	118,900	4,274
Hanover Compressor Co. (a)	46,400	1,160
Nabors Industries Ltd. (a)	133,800	4,675
NATCO Group, Inc. Class A (a)	20,695	890
National Oilwell Varco, Inc. (a)	324,300	30,632
Noble Corp.	18,000	1,663
Parker Drilling Co. (a)	64,400	753
Pride International, Inc. (a)	195,900	7,054
Smith International, Inc.	132,100	7,333
Superior Energy Services, Inc. (a)	30,956	1,243
Transocean, Inc. (a)	13,500	1,326
Universal Compression Holdings, Inc. (a)	10,400	773
W-H Energy Services, Inc. (a)	15,900	1,014
Weatherford International Ltd. (a)	137,800	7,488
Willbros Group, Inc. (a)(e)	9,800	284
		81,205
Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (a)	43,800	844
Aurora Oil & Gas Corp. (a)	348,592	697
Cabot Oil & Gas Corp.	32,400	1,264
Cheniere Energy Partners LP	25,000	503
Chesapeake Energy Corp.	47,700	1,663
El Paso Corp.	2,500	43
Ellora Energy, Inc. (a)(f)	106,700	1,156
EOG Resources, Inc.	21,100	1,623
Evergreen Energy, Inc. (a)(e)	157,700	1,090
Foundation Coal Holdings, Inc.	31,100	1,375
Goodrich Petroleum Corp. (a)	14,500	516
Helix Energy Solutions Group, Inc. (a)	21,700	865
International Coal Group, Inc. (a)	111,039	707
Kodiak Oil & Gas Corp. (a)	38,500	239
Mariner Energy, Inc. (a)	13,900	347
Massey Energy Co.	52,335	1,517
Noble Energy, Inc.	11,700	740
Petrohawk Energy Corp. (a)	14,700	240
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. (a)	11,700	$ 596
Petroplus Holdings AG	4,080	378
Plains Exploration & Production Co. (a)	23,600	1,249
Quicksilver Resources, Inc. (a)	53,500	2,380
Range Resources Corp.	75,150	2,911
Southwestern Energy Co. (a)	42,100	2,004
Strateco Resources, Inc. (a)	50,100	147
Suncor Energy, Inc.	12,500	1,086
SXR Uranium One, Inc. (a)	90,600	1,412
Tesoro Corp.	15,000	928
Ultra Petroleum Corp. (a)	49,500	3,038
UraMin, Inc. (a)	44,100	293
UraMin, Inc. (a)(k)	61,100	406
Valero Energy Corp.	258,000	19,252
Western Oil Sands, Inc. Class A (a)	30,800	1,087
Williams Companies, Inc.	34,800	1,105
		53,701
TOTAL ENERGY		134,906
FINANCIALS - 14.3%
Capital Markets - 2.0%
Ameriprise Financial, Inc.	15,320	963
Ares Capital Corp.	109,156	2,023
Bank of New York Co., Inc.	88,700	3,598
Charles Schwab Corp.	36,500	820
Credit Suisse Group sponsored ADR	16,900	1,283
E*TRADE Financial Corp.	38,200	915
EFG International (a)	12,670	623
Franklin Resources, Inc.	15,200	2,063
Goldman Sachs Group, Inc.	7,100	1,639
Investors Financial Services Corp.	7,600	468
Janus Capital Group, Inc.	40,500	1,121
Julius Baer Holding AG (Bearer)	13,898	1,058
Lazard Ltd. Class A	44,200	2,381
Merrill Lynch & Co., Inc.	60,800	5,638
Northern Trust Corp.	16,000	1,041
State Street Corp.	22,100	1,509
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	10,400	$ 534
UBS AG (Reg.)	29,554	1,928
		29,605
Commercial Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	58,300	1,471
Banco Nossa Caixa SA	24,100	444
Bank of Montreal	13,300	885
Colonial Bancgroup, Inc.	50,600	1,277
Commerce Bancorp, Inc.	49,000	1,691
Erste Bank AG	1,500	118
First Community Bancorp, California	1,000	56
Hanmi Financial Corp.	39,900	697
HSBC Holdings PLC sponsored ADR	800	74
KBC Groupe SA	1,800	248
Kookmin Bank	510	46
Nara Bancorp, Inc.	23,600	379
National Australia Bank Ltd.	27,264	957
PNC Financial Services Group, Inc.	48,000	3,542
Prosperity Bancshares, Inc.	2,000	69
Societe Generale Series A	4,630	902
SunTrust Banks, Inc.	27,900	2,491
Swedbank AB (A Shares)	8,700	321
Synovus Financial Corp.	17,400	575
Toronto-Dominion Bank	2,500	173
Turkiye Halk Bankasi (a)	68,000	444
U.S. Bancorp, Delaware	29,900	1,034
UCBH Holdings, Inc.	82,900	1,543
UMB Financial Corp.	500	19
Unicredito Italiano Spa	101,000	948
UnionBanCal Corp.	5,400	331
VTB Bank JSC sponsored ADR (a)	15,323	173
Wachovia Corp.	71,413	3,870
Wells Fargo & Co.	184,500	6,659
Wilshire Bancorp, Inc.	44,200	563
Wintrust Financial Corp.	23,900	1,097
Zions Bancorp	2,806	226
		33,323
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	22,800	402
American Express Co.	28,100	1,826
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp. (e)	26,900	$ 2,146
ORIX Corp.	2,850	763
		5,137
Diversified Financial Services - 3.2%
Bank of America Corp.	293,574	14,887
Citigroup, Inc.	157,800	8,599
FirstRand Ltd.	107,300	345
JPMorgan Chase & Co.	237,380	12,303
Kotak Mahindra Bank Ltd. sponsored GDR (f)	8,935	126
MarketAxess Holdings, Inc. (a)	5,414	96
Moody's Corp.	15,000	1,045
Onex Corp. (sub. vtg.)	15,100	536
PICO Holdings, Inc. (a)	170,416	8,011
TSX Group, Inc.	5,900	234
		46,182
Insurance - 3.1%
ACE Ltd.	56,800	3,497
AFLAC, Inc.	31,600	1,670
American International Group, Inc.	171,125	12,379
Aspen Insurance Holdings Ltd.	61,800	1,676
Assurant, Inc.	25,955	1,543
Axis Capital Holdings Ltd.	7,700	305
Endurance Specialty Holdings Ltd.	26,600	1,059
Greenlight Capital Re, Ltd.	2,400	57
Hartford Financial Services Group, Inc.	30,100	3,105
IPC Holdings Ltd.	20,800	649
MetLife, Inc.	43,000	2,924
Montpelier Re Holdings Ltd.	43,400	796
National Financial Partners Corp.	22,100	1,035
Navigators Group, Inc. (a)	11,168	553
PartnerRe Ltd.	17,800	1,367
Platinum Underwriters Holdings Ltd.	30,000	1,033
Prudential Financial, Inc.	38,700	3,948
T&D Holdings, Inc.	20,150	1,363
The Travelers Companies, Inc.	42,298	2,291
Universal American Financial Corp. (a)	58,979	1,252
Willis Group Holdings Ltd.	6,900	320
XL Capital Ltd. Class A	15,300	1,248
Zenith National Insurance Corp.	9,300	450
		44,520
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	9,300	$ 978
American Financial Realty Trust (SBI)	41,900	473
Annaly Capital Management, Inc.	140,000	2,162
BRE Properties, Inc. Class A	6,600	417
CapitalSource, Inc. (e)	32,100	844
CBRE Realty Finance, Inc.	29,300	386
Corporate Office Properties Trust (SBI)	500	23
Developers Diversified Realty Corp.	40,800	2,515
Duke Realty LP	43,100	1,729
Education Realty Trust, Inc.	18,725	272
Equity Lifestyle Properties, Inc.	4,100	223
Friedman, Billings, Ramsey Group, Inc. Class A	40,900	256
General Growth Properties, Inc.	32,000	1,889
Health Care Property Investors, Inc.	39,700	1,297
Healthcare Realty Trust, Inc.	27,700	908
Hersha Hospitality Trust	10,900	132
Highwoods Properties, Inc. (SBI)	21,000	921
HomeBanc Mortgage Corp., Georgia	76,100	155
Potlatch Corp.	8,600	377
Public Storage, Inc.	8,000	716
Quadra Realty Trust, Inc.	26,900	363
Senior Housing Properties Trust (SBI)	17,800	418
Simon Property Group, Inc.	800	86
Sovran Self Storage, Inc.	6,300	336
Spirit Finance Corp.	10,700	154
Tanger Factory Outlet Centers, Inc.	5,200	218
UDR, Inc.	87,476	2,656
Vornado Realty Trust	11,700	1,416
		22,320
Real Estate Management & Development - 0.2%
AFI Development PLC GDR (a)	1,183	13
Brookfield Properties Corp.	2,700	71
CB Richard Ellis Group, Inc. Class A (a)	6,400	238
Meruelo Maddux Properties, Inc.	40,900	337
Mitsubishi Estate Co. Ltd.	24,000	737
Mitsui Fudosan Co. Ltd.	34,000	1,070
		2,466
Thrifts & Mortgage Finance - 1.6%
BankUnited Financial Corp. Class A	14,000	321
Countrywide Financial Corp.	89,000	3,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	97,400	$ 6,226
Freddie Mac	66,800	4,462
Hudson City Bancorp, Inc.	167,400	2,208
MGIC Investment Corp.	22,800	1,482
NetBank, Inc.	172,272	50
New York Community Bancorp, Inc.	57,300	1,002
NewAlliance Bancshares, Inc.	39,400	635
People's United Financial, Inc.	65,090	1,314
Radian Group, Inc.	27,000	1,671
Washington Federal, Inc.	25,374	636
		23,473
TOTAL FINANCIALS		207,026
HEALTH CARE - 5.6%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,200	3,504
Biogen Idec, Inc. (a)	18,800	982
Cephalon, Inc. (a)	26,484	2,198
DUSA Pharmaceuticals, Inc. (a)(e)	44,421	156
Genentech, Inc. (a)	12,300	981
Gilead Sciences, Inc. (a)	16,400	1,357
MannKind Corp. (a)	47,600	542
OSI Pharmaceuticals, Inc. (a)	29,900	1,129
PDL BioPharma, Inc. (a)	26,800	737
Theravance, Inc. (a)	40,200	1,380
Vertex Pharmaceuticals, Inc. (a)	20,800	621
		13,587
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	3,000	105
Alcon, Inc.	6,220	859
American Medical Systems Holdings, Inc. (a)(e)	74,900	1,405
Arrow International, Inc.	6,800	261
ArthroCare Corp. (a)	22,594	996
Aspect Medical Systems, Inc. (a)	52,400	848
Baxter International, Inc.	4,600	261
Becton, Dickinson & Co.	12,900	984
C.R. Bard, Inc.	21,600	1,823
Cooper Companies, Inc.	23,900	1,318
Hologic, Inc. (a)	14,454	782
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)	62,628	$ 2,987
Phonak Holding AG	12,205	1,166
Respironics, Inc. (a)	24,500	1,082
Varian Medical Systems, Inc. (a)	24,400	983
		15,860
Health Care Providers & Services - 1.3%
Acibadem Saglik Hizmetleri AS	60,000	770
Brookdale Senior Living, Inc.	25,500	1,204
Cardinal Health, Inc.	19,000	1,377
DaVita, Inc. (a)	19,800	1,094
Health Net, Inc. (a)	44,200	2,523
Henry Schein, Inc. (a)	7,500	401
Humana, Inc. (a)	12,186	756
McKesson Corp.	19,300	1,218
Medco Health Solutions, Inc. (a)	20,550	1,598
Omnicare, Inc.	22,300	834
UnitedHealth Group, Inc.	131,660	7,211
		18,986
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	57,900	1,422
Cerner Corp. (a)	20,500	1,165
Health Corp. (a)	103,800	1,566
IMS Health, Inc.	27,800	909
		5,062
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	28,336	736
Charles River Laboratories International, Inc. (a)	36,600	1,946
Pharmaceutical Product Development, Inc.	26,500	967
		3,649
Pharmaceuticals - 1.7%
Adams Respiratory Therapeutics, Inc. (a)	48,318	2,213
Alpharma, Inc. Class A	49,690	1,207
Barr Pharmaceuticals, Inc. (a)	30,800	1,642
Cypress Bioscience, Inc. (a)(e)	26,600	403
Endo Pharmaceuticals Holdings, Inc. (a)	25,600	904
Jazz Pharmaceuticals, Inc.	30,400	547
Johnson & Johnson	44,100	2,790
Merck & Co., Inc.	112,600	5,906
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
MGI Pharma, Inc. (a)	51,100	$ 1,093
Schering-Plough Corp.	59,700	1,955
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,300	1,109
Wyeth	67,600	3,910
Xenoport, Inc. (a)	14,400	634
		24,313
TOTAL HEALTH CARE		81,457
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.)	61,500	306
DRS Technologies, Inc.	25,600	1,315
General Dynamics Corp.	38,700	3,105
Hexcel Corp. (a)	113,822	2,633
Honeywell International, Inc.	38,900	2,253
Ladish Co., Inc. (a)	7,835	348
Orbital Sciences Corp. (a)	52,769	1,088
Raytheon Co.	28,800	1,601
Rockwell Collins, Inc.	17,900	1,265
Spirit AeroSystems Holdings, Inc. Class A	48,800	1,704
United Technologies Corp.	62,400	4,402
		20,020
Air Freight & Logistics - 0.4%
FedEx Corp.	9,100	1,016
Forward Air Corp.	41,614	1,415
United Parcel Service, Inc. Class B	24,900	1,792
UTI Worldwide, Inc.	38,249	1,071
		5,294
Airlines - 0.2%
AirTran Holdings, Inc. (a)	158,200	1,960
Delta Air Lines, Inc. (a)	18,478	352
Frontier Airlines Holdings, Inc. (a)(e)	128,351	779
		3,091
Building Products - 0.1%
Masco Corp.	24,300	734
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	31,679	792
Allied Waste Industries, Inc.	134,200	1,806
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CDI Corp.	7,280	$ 243
Cintas Corp.	26,100	1,001
Clean Harbors, Inc.	39,113	1,838
Covanta Holding Corp. (a)	54,300	1,347
Diamond Management & Technology Consultants, Inc.	33,897	441
Equifax, Inc.	26,000	1,093
Kforce, Inc. (a)	34,717	558
Robert Half International, Inc.	22,800	801
The Brink's Co.	30,764	2,028
Waste Management, Inc.	33,500	1,295
		13,243
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	107,100	4,173
Fluor Corp.	66,500	6,923
Granite Construction, Inc.	35,500	2,431
Shaw Group, Inc. (a)	133,800	5,414
Washington Group International, Inc. (a)	75,081	6,307
		25,248
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	42,000	902
Cooper Industries Ltd. Class A	17,000	911
SolarWorld AG	2,100	192
		2,005
Industrial Conglomerates - 1.1%
3M Co.	17,900	1,574
General Electric Co.	97,245	3,654
McDermott International, Inc. (a)	31,550	2,461
Siemens AG sponsored ADR	11,600	1,531
Textron, Inc.	4,100	440
Tyco International Ltd.	194,500	6,489
		16,149
Machinery - 0.7%
Albany International Corp. Class A	21,800	853
Bucyrus International, Inc. Class A	47,400	3,363
Danaher Corp.	10,200	750
Deere & Co.	12,400	1,494
Dover Corp.	19,000	951
Flowserve Corp.	13,100	909
Gardner Denver, Inc. (a)	6,500	268
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	27,750	$ 1,046
Oshkosh Truck Co.	17,600	1,086
		10,720
Marine - 0.2%
Alexander & Baldwin, Inc.	46,988	2,513
American Commercial Lines, Inc. (a)	31,000	982
		3,495
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	29,800	2,775
Canadian National Railway Co.	8,800	480
Canadian Pacific Railway Ltd.	9,300	664
CSX Corp.	26,800	1,218
Laidlaw International, Inc.	13,900	477
Ryder System, Inc.	5,100	275
Universal Truckload Services, Inc. (a)	60,340	1,291
YRC Worldwide, Inc. (a)	5,500	221
		7,401
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	50,600	1,491
WESCO International, Inc. (a)	39,800	2,580
Williams Scotsman International, Inc. (a)	5,074	116
		4,187
TOTAL INDUSTRIALS		111,587
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.2%
Adtran, Inc.	47,900	1,296
Alcatel-Lucent SA sponsored ADR	122,379	1,679
Andrew Corp. (a)	100,300	1,327
Avocent Corp. (a)	14,645	410
Cisco Systems, Inc. (a)	62,300	1,677
Comverse Technology, Inc. (a)	40,000	917
Dycom Industries, Inc. (a)	73,200	2,177
Finisar Corp. (a)	102,750	373
Harris Corp.	54,300	2,711
Juniper Networks, Inc. (a)	20,400	498
MasTec, Inc. (a)	55,200	750
Motorola, Inc.	102,100	1,857
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	41,100	$ 262
QUALCOMM, Inc.	23,000	988
		16,922
Computers & Peripherals - 1.3%
Apple, Inc. (a)	7,600	924
Diebold, Inc.	3,600	178
Electronics for Imaging, Inc. (a)	48,232	1,375
Hewlett-Packard Co.	84,400	3,858
Intermec, Inc. (a)	42,800	1,053
NCR Corp. (a)	38,800	2,082
Network Appliance, Inc. (a)	67,400	2,170
SanDisk Corp. (a)	37,400	1,629
Seagate Technology	253,364	5,217
Sun Microsystems, Inc. (a)	171,500	875
		19,361
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	67,400	2,573
Amphenol Corp. Class A	85,800	3,070
AU Optronics Corp. sponsored ADR	10,100	158
Avnet, Inc. (a)	38,400	1,645
Benchmark Electronics, Inc. (a)	5,300	117
Flextronics International Ltd. (a)	154,600	1,786
Itron, Inc. (a)	53,236	3,601
Molex, Inc.	35,500	1,056
Murata Manufacturing Co. Ltd.	7,700	544
Solectron Corp. (a)	419,800	1,427
Tektronix, Inc.	52,300	1,583
TTM Technologies, Inc. (a)	15,200	168
		17,728
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	7,200	3,584
LoopNet, Inc.	65,736	1,347
Open Text Corp. (a)	16,500	375
ValueClick, Inc. (a)	27,500	862
VeriSign, Inc. (a)	66,500	1,984
Yahoo!, Inc. (a)	49,600	1,424
		9,576
IT Services - 0.7%
Accenture Ltd. Class A	7,000	287
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	52,412	$ 2,702
ManTech International Corp. Class A (a)	23,700	758
Mastercard, Inc. Class A	4,800	718
Paychex, Inc.	24,689	997
Satyam Computer Services Ltd. sponsored ADR	36,800	933
SI International, Inc. (a)	11,000	347
SRA International, Inc. Class A (a)	1,300	33
Syntel, Inc.	10,300	357
The Western Union Co.	36,900	828
Unisys Corp. (a)	213,828	1,779
WNS Holdings Ltd. ADR	4,400	119
		9,858
Office Electronics - 0.2%
Xerox Corp. (a)	116,400	2,196
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	208,700	2,978
Altera Corp.	24,100	550
AMIS Holdings, Inc. (a)	127,706	1,632
Analog Devices, Inc.	49,900	1,807
Applied Micro Circuits Corp. (a)	147,800	415
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	1
ASML Holding NV (NY Shares) (a)	69,800	1,799
Atmel Corp. (a)	230,400	1,288
ATMI, Inc. (a)	20,550	628
Axcelis Technologies, Inc. (a)	188,900	1,215
Credence Systems Corp. (a)	96,600	321
Cymer, Inc. (a)	23,000	923
Cypress Semiconductor Corp. (a)	139,400	2,993
DSP Group, Inc. (a)	33,500	730
Entegris, Inc. (a)	60,900	700
Fairchild Semiconductor International, Inc. (a)	117,900	2,172
Hittite Microwave Corp. (a)	25,964	1,055
Infineon Technologies AG sponsored ADR (a)	44,400	691
Integrated Device Technology, Inc. (a)	111,700	1,677
Intel Corp.	32,900	729
Intersil Corp. Class A	44,000	1,324
Linear Technology Corp.	24,600	883
LSI Logic Corp. (a)	87,084	756
LTX Corp. (a)	158,800	929
Maxim Integrated Products, Inc.	55,300	1,700
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	42,800	$ 1,737
Microsemi Corp. (a)	40,479	933
National Semiconductor Corp.	119,100	3,206
PMC-Sierra, Inc. (a)	69,800	538
Rudolph Technologies, Inc. (a)	75,334	1,208
Samsung Electronics Co. Ltd.	3,250	1,874
Semitool, Inc. (a)	74,575	741
Spansion, Inc. Class A (a)	40,300	438
Standard Microsystems Corp. (a)	2,100	65
Teradyne, Inc. (a)	40,700	693
Xilinx, Inc.	39,600	1,128
		42,457
Software - 1.4%
Autodesk, Inc. (a)	24,069	1,094
Business Objects SA sponsored ADR (a)	26,900	1,106
Cadence Design Systems, Inc. (a)	63,400	1,440
Cognos, Inc. (a)	21,800	872
Electronic Arts, Inc. (a)	13,700	670
Fair Isaac Corp.	36,800	1,393
Microsoft Corp.	131,900	4,045
Nintendo Co. Ltd.	12,800	4,470
Opsware, Inc. (a)	129,923	1,176
Sandvine Corp. (a)	137,000	570
Sandvine Corp. (U.K.) (a)	18,000	74
Sourcefire, Inc.	33,989	467
Take-Two Interactive Software, Inc. (a)	106,900	2,201
Ubisoft Entertainment SA (a)	8,856	444
		20,022
TOTAL INFORMATION TECHNOLOGY		138,120
MATERIALS - 3.4%
Chemicals - 1.2%
Agrium, Inc.	16,000	617
Air Products & Chemicals, Inc.	6,900	538
Arkema sponsored ADR (a)	21,900	1,425
Celanese Corp. Class A	86,500	3,148
Chemtura Corp.	186,800	2,034
Dyno Nobel Ltd. (a)	41,100	87
Israel Chemicals Ltd.	167,300	1,426
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
K&S AG	1,500	$ 215
Monsanto Co.	47,900	2,951
The Mosaic Co.	121,300	4,261
Tokai Carbon Co. Ltd.	16,000	140
		16,842
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	57,800	1,965
Smurfit-Stone Container Corp.	104,717	1,354
		3,319
Metals & Mining - 1.9%
Alcoa, Inc.	106,000	4,376
Allegheny Technologies, Inc.	14,500	1,676
Aquarius Platinum Ltd. (Australia)	30,585	958
Arcelor Mittal	16,200	972
Carpenter Technology Corp.	14,966	1,984
Compass Minerals International, Inc.	5,378	184
Magma OJSC sponsored GDR ADR (a)	4,854	59
Meridian Gold, Inc. (a)	143,800	3,688
Nucor Corp.	9,100	615
Reliance Steel & Aluminum Co.	42,800	2,627
Stillwater Mining Co. (a)	78,315	995
Sumitomo Metal Industries Ltd.	25,000	135
Teck Cominco Ltd. Class B (sub. vtg.)	27,800	1,175
Titanium Metals Corp.	252,057	8,721
		28,165
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	29,400	1,029
TOTAL MATERIALS		49,355
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	553,180	22,868
Cincinnati Bell, Inc.	37,751	220
Cogent Communications Group, Inc. (a)	29,300	841
Covad Communications Group, Inc. (a)	739,788	710
FairPoint Communications, Inc.	27,400	493
NeuStar, Inc. Class A (a)	27,900	811
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenor ASA sponsored ADR	20,700	$ 1,210
Verizon Communications, Inc.	195,700	8,519
		35,672
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	17,900	1,084
American Tower Corp. Class A (a)	48,280	2,085
Crown Castle International Corp. (a)	31,800	1,171
NII Holdings, Inc. (a)	20,500	1,670
Vivo Participacoes SA (PN) sponsored ADR	244,900	1,200
		7,210
TOTAL TELECOMMUNICATION SERVICES		42,882
UTILITIES - 3.4%
Electric Utilities - 1.1%
DPL, Inc.	55,000	1,678
E.ON AG	9,100	1,497
Edison International	25,500	1,486
Entergy Corp.	34,900	3,940
PPL Corp.	68,400	3,144
Reliant Energy, Inc. (a)	130,500	3,343
		15,088
Gas Utilities - 0.1%
Equitable Resources, Inc.	25,100	1,306
Questar Corp.	3,800	410
		1,716
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	218,900	5,194
Constellation Energy Group, Inc.	58,700	5,387
LDK Solar Co. Ltd. Sponsored ADR	18,500	500
Mirant Corp. (a)	86,700	4,023
NRG Energy, Inc.	103,941	9,135
Renewable Energy Corp. AS	55,400	1,755
		25,994
Multi-Utilities - 0.4%
CMS Energy Corp.	102,500	1,871
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	42,000	$ 3,735
Sempra Energy	2,000	123
		5,729
TOTAL UTILITIES		48,527
TOTAL COMMON STOCKS (Cost $750,709)		957,845
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	508
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	14,500	1,785
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,916)		2,293
Corporate Bonds - 3.7%
	Principal Amount (000s)
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 720	856
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	517	564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	$ 430	$ 425
TOTAL HEALTH CARE		989
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	270	288
TOTAL CONVERTIBLE BONDS		2,133
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	30	32
9% 7/1/15	30	33
		65
Automobiles - 0.0%
General Motors Corp.:
8.25% 7/15/23	25	23
8.375% 7/15/33	55	51
		74
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	206
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	70	74
Service Corp. International:
6.75% 4/1/15 (f)	70	70
7.5% 4/1/27 (f)	70	69
		419
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	310	321
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (f)(g)	50	52
MGM Mirage, Inc.:
5.875% 2/27/14	280	260
7.5% 6/1/16	70	69
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 10.625% 7/15/14	$ 140	$ 137
Six Flags, Inc.:
8.875% 2/1/10	140	142
9.625% 6/1/14	35	34
		1,015
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	30
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	500	550
Cablevision Systems Corp. 9.82% 4/1/09 (h)	245	259
CanWest Media, Inc. 8% 9/15/12	280	290
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	135	144
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	386
Cox Communications, Inc. 6.45% 12/1/36 (f)	240	237
CSC Holdings, Inc. 7.625% 4/1/11	258	264
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	234
EchoStar Communications Corp. 7.125% 2/1/16	140	144
MediMedia USA, Inc. 11.375% 11/15/14 (f)	20	21
News America Holdings, Inc. 7.75% 12/1/45	510	570
News America, Inc. 6.2% 12/15/34	990	944
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	180	196
PanAmSat Corp. 9% 6/15/16	160	175
Paxson Communications Corp.:
8.6056% 1/15/12 (f)(h)	250	255
11.6056% 1/15/13 (f)(h)	120	126
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	280	276
Time Warner Cable, Inc.:
5.85% 5/1/17 (f)	363	358
6.55% 5/1/37 (f)	1,597	1,573
Valassis Communications, Inc. 8.25% 3/1/15 (f)	290	288
		7,290
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (f)	40	40
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Asbury Automotive Group, Inc.: - continued
8% 3/15/14	$ 355	$ 363
AutoNation, Inc. 7.3556% 4/15/13 (h)	30	30
Sally Holdings LLC:
9.25% 11/15/14 (f)	130	135
10.5% 11/15/16 (f)	150	155
Sonic Automotive, Inc. 8.625% 8/15/13	475	496
Toys 'R' US, Inc. 7.875% 4/15/13	280	263
United Auto Group, Inc. 7.75% 12/15/16 (f)	130	132
		1,614
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	40	41
TOTAL CONSUMER DISCRETIONARY		10,548
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (h)	510	507
Jean Coutu Group, Inc. 7.625% 8/1/12	35	37
Stater Brothers Holdings, Inc. 7.75% 4/15/15 (f)	110	114
		658
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	160	169
Swift & Co. 10.125% 10/1/09	60	62
		231
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	85	93
TOTAL CONSUMER STAPLES		982
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	30	31
Complete Production Services, Inc. 8% 12/15/16 (f)	90	93
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	91
		215
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	$ 80	$ 81
Chesapeake Energy Corp.:
6.5% 8/15/17	20	20
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	229
Cimarex Energy Co. 7.125% 5/1/17	140	142
Duke Capital LLC 6.75% 2/15/32	485	486
Duke Energy Field Services 6.45% 11/3/36 (f)	470	473
Energy Partners Ltd.:
9.75% 4/15/14 (f)	70	71
10.48% 4/15/13 (f)(h)	70	71
Mariner Energy, Inc. 8% 5/15/17	30	31
Massey Energy Co. 6.875% 12/15/13	120	115
Nakilat, Inc. 6.067% 12/31/33 (f)	615	592
Nexen, Inc. 5.875% 3/10/35	355	325
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,020	1,026
5.9475% 12/3/12 (f)(h)	200	202
Petrohawk Energy Corp. 9.125% 7/15/13	100	108
Plains All American Pipeline LP:
6.125% 1/15/17 (f)	280	281
6.65% 1/15/37 (f)	635	641
Plains Exploration & Production Co. 7% 3/15/17	90	90
Pogo Producing Co.:
6.625% 3/15/15	50	50
7.875% 5/1/13	50	53
Range Resources Corp. 7.375% 7/15/13	40	41
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)	380	378
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	484
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	80	85
		6,085
TOTAL ENERGY		6,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 0.6%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.625% 1/15/17	$ 500	$ 489
JPMorgan Chase Capital XX 6.55% 9/29/36	235	232
Lehman Brothers Holdings, Inc. 6% 5/3/32 (h)	440	424
Morgan Stanley 4.75% 4/1/14	220	207
		1,352
Commercial Banks - 0.1%
Bank of America NA:
5.3% 3/15/17	220	213
6% 10/15/36	220	218
Wachovia Bank NA 5.85% 2/1/37	450	435
		866
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	105	101
7.8% 6/1/12	210	210
8% 12/15/16	100	99
9.75% 9/15/10	30	32
9.8056% 4/15/12 (h)	70	75
9.875% 8/10/11	490	525
General Motors Acceptance Corp.:
6.75% 12/1/14	240	239
6.875% 9/15/11	95	95
6.875% 8/28/12	40	40
8% 11/1/31	115	126
GMAC LLC:
6% 12/15/11	260	254
6.625% 5/15/12	70	70
		1,866
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.125% 8/25/36	450	450
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	60	61
9% 6/1/16 (f)	70	75
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,899
NSG Holdings II, LLC 7.75% 12/15/25 (f)	90	95
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Yankee Acquisition Corp. 8.5% 2/15/15	$ 30	$ 31
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(h)	500	494
		3,105
Insurance - 0.0%
AMBAC Financial Group, Inc. 6.15% 2/15/37	400	372
USI Holdings Corp.:
9.23% 11/15/14 (f)(h)	50	50
9.75% 5/15/15 (f)	20	20
		442
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	210	204
Host Hotels & Resorts LP 6.875% 11/1/14	240	245
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	190	191
UDR, Inc. 5.5% 4/1/14	405	397
Ventas Realty LP:
6.5% 6/1/16	110	111
6.75% 4/1/17	60	61
		1,209
Real Estate Management & Development - 0.0%
Realogy Corp. 7.5% 10/15/16 (f)	40	40
TOTAL FINANCIALS		8,880
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (f)	30	30
Health Care Providers & Services - 0.1%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (f)(h)	40	40
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (f)	130	133
DaVita, Inc. 7.25% 3/15/15	205	210
HCA, Inc.:
6.5% 2/15/16	160	141
9.125% 11/15/14 (f)	130	141
9.25% 11/15/16 (f)	275	301
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	$ 50	$ 56
Tenet Healthcare Corp. 9.875% 7/1/14	190	194
United Surgical Partners International, Inc.:
8.875% 5/1/17 (f)	130	134
9.25% 5/1/17 pay-in-kind (f)	110	114
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (f)	40	41
8.7594% 6/1/15 (f)(h)	50	51
		1,587
TOTAL HEALTH CARE		1,617
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	280	283
Bombardier, Inc.:
6.3% 5/1/14 (f)	780	761
8% 11/15/14 (f)	530	563
DRS Technologies, Inc. 7.625% 2/1/18	140	146
Esterline Technologies Corp. 6.625% 3/1/17 (f)	140	141
Transdigm, Inc. 7.75% 7/15/14 (f)	30	31
		1,925
Airlines - 0.1%
AMR Corp. 9% 8/1/12	120	125
Continental Airlines, Inc. 7.339% 4/19/14	30	30
Continental Airlines, Inc. 6.903% 4/19/22	20	20
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	805	56
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	325	340
10.06% 1/2/16 (d)	83	76
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	68	70
		717
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 7.125% 5/15/16	140	144
Aramark Corp.:
8.5% 2/1/15 (f)	140	147
8.8563% 2/1/15 (f)(h)	30	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo Corp. 7.875% 12/1/13	$ 420	$ 418
Deluxe Corp. 7.375% 6/1/15 (f)	140	143
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	60	61
IKON Office Solutions, Inc. 7.75% 9/15/15	30	31
PGS Solutions, Inc. 9.625% 2/15/15 (f)	30	31
Rental Service Corp. 9.5% 12/1/14 (f)	70	75
		1,081
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (f)	20	20
7.725% 4/1/15 (f)(h)	40	40
		60
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	20	21
9.5% 8/1/14	30	32
		53
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)	90	96
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)	30	31
7.86% 5/15/14 (f)(h)	20	21
Hertz Corp.:
8.875% 1/1/14	130	140
10.5% 1/1/16	60	68
		260
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	70	75
Penhall International Corp. 12% 8/1/14 (f)	60	66
		141
TOTAL INDUSTRIALS		4,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.6056% 7/15/11 (f)(h)	$ 80	$ 86
10.125% 7/15/13 (f)	70	78
10.75% 7/15/16 (f)	90	102
		266
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	90	89
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	68
Solectron Global Finance Ltd. 8% 3/15/16	30	30
		98
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	24
SunGard Data Systems, Inc. 9.125% 8/15/13	190	202
		226
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	310	316
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	94
Avago Technologies Finance Ltd. 10.125% 12/1/13	140	153
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)	130	130
9.125% 12/15/14 pay-in-kind (f)	150	149
9.2299% 12/15/14 (f)(h)	150	150
10.125% 12/15/16 (f)	140	140
		816
Software - 0.1%
Activant Solutions, Inc. 9.5% 5/1/16	30	30
Open Solutions, Inc. 9.75% 2/1/15 (f)	280	291
Serena Software, Inc. 10.375% 3/15/16	70	76
		397
TOTAL INFORMATION TECHNOLOGY		2,208
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.2%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14 (f)	$ 105	$ 107
10.75% 10/15/16 (f)	70	71
Lyondell Chemical Co.:
6.875% 6/15/17	70	70
8.25% 9/15/16	50	55
MacDermid, Inc. 9.5% 4/15/17 (f)	20	21
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)	220	231
Phibro Animal Health Corp. 10% 8/1/13 (f)	60	65
PolyOne Corp. 8.875% 5/1/12	140	141
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	40	42
		803
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	248
8.75% 11/15/12	200	210
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (f)	140	141
		599
Metals & Mining - 0.1%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	70	78
10.625% 9/1/16 (f)	100	120
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	80	86
8.375% 4/1/17	150	164
Novelis, Inc. 7.25% 2/15/15	80	84
PNA Group, Inc. 10.75% 9/1/16 (f)	35	39
United States Steel Corp. 6.65% 6/1/37	335	331
Vale Overseas Ltd. 6.25% 1/23/17	485	488
		1,390
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	60	60
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
7.125% 1/15/17 (f)	$ 70	$ 70
9.5% 12/1/11	420	459
		589
TOTAL MATERIALS		3,381
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 6.8% 5/15/36	700	741
British Telecommunications PLC 9.125% 12/15/30	625	840
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (h)	110	112
Intelsat Ltd. 9.25% 6/15/16	310	342
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)	70	72
9.15% 2/15/15 (f)(h)	70	71
9.25% 11/1/14 (f)	260	271
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	75	81
Qwest Corp.:
8.6049% 6/15/13 (h)	710	777
8.875% 3/15/12	205	225
SBC Communications, Inc.:
6.15% 9/15/34	750	735
6.45% 6/15/34	415	420
Sprint Capital Corp.:
6.875% 11/15/28	495	483
8.75% 3/15/32	890	1,026
Telecom Italia Capital SA 7.2% 7/18/36	95	100
Telefonica Emisiones SAU 7.045% 6/20/36	140	148
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,129
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	60	70
Windstream Corp.:
7% 3/15/19	100	100
8.125% 8/1/13	55	59
8.625% 8/1/16	110	120
		7,922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 65	$ 70
Centennial Communications Corp. 10% 1/1/13	30	32
Cricket Communications, Inc. 9.375% 11/1/14	250	266
Digicel Group Ltd. 8.875% 1/15/15 (f)	150	149
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	150	145
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)	70	74
Rogers Communications, Inc. 6.375% 3/1/14	395	407
		1,143
TOTAL TELECOMMUNICATION SERVICES		9,065
UTILITIES - 0.3%
Electric Utilities - 0.1%
Commonwealth Edison Co. 5.4% 12/15/11	291	286
Mirant Americas Generation LLC 8.3% 5/1/11	85	91
Nevada Power Co. 6.5% 5/15/18	165	171
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	235	229
		777
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	335	307
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	325	346
9.5% 6/1/09	452	482
Mirant North America LLC 7.375% 12/31/13	50	53
NRG Energy, Inc.:
7.25% 2/1/14	210	216
7.375% 2/1/16	285	294
7.375% 1/15/17	275	286
		1,677
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	$ 400	$ 437
8.9% 7/15/08	560	580
		1,017
TOTAL UTILITIES		3,778
TOTAL NONCONVERTIBLE BONDS		51,092
TOTAL CORPORATE BONDS (Cost $52,189)		53,225
U.S. Government and Government Agency Obligations - 9.2%

U.S. Government Agency Obligations - 1.7%
Fannie Mae:
3.25% 2/15/09	1,684	1,630
4.25% 5/15/09	7,840	7,709
5% 2/16/12	2,000	1,984
6.625% 9/15/09	6,110	6,301
Freddie Mac:
4% 6/12/13	2,342	2,196
5.25% 7/18/11	212	213
5.75% 1/15/12	2,024	2,070
6.625% 9/15/09	2,160	2,227
Tennessee Valley Authority 5.375% 4/1/56	405	394
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,724
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,418	5,166
2% 4/15/12	5,058	4,932
2% 1/15/14	19,450	18,848
2.375% 4/15/11	2,583	2,567
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		31,513
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds 6.25% 5/15/30	$ 16,745	$ 19,411
U.S. Treasury Notes:
4.25% 8/15/14	10,000	9,616
4.5% 9/30/11	8,815	8,693
4.5% 4/30/12 (g)	14,265	14,045
4.75% 1/31/12	20,000	19,906
4.75% 5/15/14	5,600	5,559
TOTAL U.S. TREASURY OBLIGATIONS		77,230
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $135,464)		133,467
U.S. Government Agency - Mortgage Securities - 1.4%

Fannie Mae - 1.0%
5% 6/1/22 (g)	4,000	3,898
6% 6/1/37 (g)	10,000	9,985
TOTAL FANNIE MAE		13,883
Freddie Mac - 0.4%
6% 6/12/37 (g)	6,000	5,995
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,044)		19,878
Asset-Backed Securities - 0.0%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (h)	61	61
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (h)	31	29
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)	70	70
Class C, 5.77% 5/20/10 (f)	65	65
Class D, 6.15% 4/20/11 (f)	115	116
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	100	99
TOTAL ASSET-BACKED SECURITIES (Cost $441)		440
Collateralized Mortgage Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.0%
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (h)	$ 123	$ 122
Series 2005-AR12 Class 2A6, 4.3195% 7/25/35 (h)	172	169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $293)		291
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.5651% 8/1/24 (f)(h)	184	168
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.9614% 1/15/37 (f)(h)(j)	6,289	159
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	109	109
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	378	450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $815)		886
Fixed-Income Funds - 20.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	213,158	21,152
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	273,488	27,048
Fidelity Corporate Bond 1-10 Year Central Fund (i)	495,597	49,500
Fidelity Mortgage Backed Securities Central Fund (i)	1,330,364	131,533
Fidelity Ultra-Short Central Fund (i)	680,878	67,502
TOTAL FIXED-INCOME FUNDS (Cost $299,079)		296,735
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.32% (b)	18,022,543	$ 18,023
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	5,080,700	5,081
TOTAL MONEY MARKET FUNDS (Cost $23,104)		23,104
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,284,054)		1,488,164
NET OTHER ASSETS - (3.1)%		(44,358)
NET ASSETS - 100%		$ 1,443,806
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	$ 140	(6)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	200	(12)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	(3)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	98	(2)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 54	$ (1)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	(35)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	(16)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	200	(6)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	200	(3)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/3	Oct. 2036	200	(14)
TOTAL CREDIT DEFAULT SWAPS		1,927	(98)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,500	$ (38)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(59)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	(31)
Receive semi-annually a fixed rate equal to 5.235% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	10,000	(50)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	10,500	(21)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	5,000	0
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2011	10,000	151
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2011	14,000	72
TOTAL INTEREST RATE SWAPS		57,500	24
		$ 59,427	$ (74)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,856,000 or 1.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $406,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
UraMin, Inc.	3/7/07	$ 266
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 749
Fidelity 2-5 Year Duration Securitized Bond Central Fund	813
Fidelity Cash Central Fund	972
Fidelity Corporate Bond 1-10 Year Central Fund	1,892
Fidelity Mortgage Backed Securities Central Fund	3,020
Fidelity Securities Lending Cash Central Fund	71
Fidelity Ultra-Short Central Fund	2,425
Total	$ 9,942
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 21,310*	$ -	$ 21,152	0.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	27,328*	-	27,048	0.8%
Fidelity Corporate Bond 1-10 Year Central Fund	-	73,397*	23,997	49,500	0.7%
Fidelity Mortgage Backed Securities Central Fund	-	157,991*	24,955	131,533	1.6%
Fidelity Ultra-Short Central Fund	52,005	15,692	-	67,502	0.4%
Total	$ 52,005	$ 295,718	$ 48,952	$ 296,735
* Includes the value of shares received through in-kind contributions.
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,285,456,000. Net unrealized appreciation aggregated $202,708,000, of which $221,854,000 related to appreciated investment securities and $19,146,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007